Reclamation and remediation obligations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reclamation And Remediation Obligations
Undiscounted cash flows required to settle asset retirement obligation	$ 6,366	$ 5,182
Weighted average risk-free rate	0.80%	0.19%
Inflation rate	7.04%	1.36%